Share-based Compensation - Compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 2,053,165	¥ 1,101,356	¥ 142,795
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	44,845	26,713	1,515
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,333,710	741,793	60,789
Selling, general and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 674,610	¥ 332,850	¥ 80,491